Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities - Hainan Lixin Technology Co., Ltd. [Member]	6 Months Ended
Jun. 30, 2023
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	WiMi HK
Background	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories
Ownership	100% owned by WiMi Cayman
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIDA Semicon Co., Limited (“VIDA”)
Background	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories
Ownership	53% owned by WiMi HK
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	WiMi WFOE
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on September 20, 2018 Registered capital of RMB 325,500,000 (USD 50,000,000) A holding company
Ownership	100% owned by WiMi HK
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing WiMi
Background	A PRC limited liability company Incorporated on May 27, 2015 Registered capital of RMB 5,154,639 (USD 808,482) Primarily engages in Hologram advertising services
Ownership	VIE of WiMi WFOE
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Background	A PRC limited liability company Incorporated on March 08, 2011 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in mobile games development
Ownership	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
Korgas 233 Technology Co., Ltd. (“Korgas 233”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas 233 Technology Co., Ltd. (“Korgas 233”)
Background	A PRC limited liability company Incorporated on September 15, 2017 Registered capital of RMB 1,000,000 (USD 156,846) Primarily engages in mobile games development
Ownership	100% owned by Shanghai Guoyu
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Qianhai Wangxin”)
Background	A PRC limited liability company Incorporated on October 16, 2015 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Background	A PRC limited liability company Incorporated on January 14, 2019 Registered capital of RMB 100,000 (USD 15,685) Primarily engages in AR advertising services
Ownership	100% owned by Weidong
Weidong Technology Co., Ltd. (“Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Weidong Technology Co., Ltd. (“Weidong”)
Background	A PRC limited liability company Incorporated on October 28, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Background	A PRC limited liability company Incorporated on October 30, 2020 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in AR advertising services
Ownership	100% owned by Weidong
Shenzhen Yidian Network Technology Co., Ltd. ("Shenzhen Yidian") [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)
Background	A PRC limited liability company Incorporated on May 20, 2014 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services
Ownership	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)
Background	A PRC limited liability company Incorporated on August 24, 2017 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)
Background	A PRC limited liability company Incorporated on November 25, 2016 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)
Background	A PRC limited liability company Incorporated on January 31, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)
Background	A PRC limited liability company Incorporated on December 3, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)
Background	A PRC limited liability company Incorporated on September 24, 2020 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services
Ownership	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)
Background	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Skystar Development Co., Ltd (“Skystar”)
Background	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing
Ownership	100% owned by Micro Beauty
Lixin Technology Co., Ltd. (“Lixin Technology”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Lixin Technology Co., Ltd. (“Lixin Technology”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on August 4, 2020 Registered capital of RMB 200,000,000 (USD 31,369,105) Primarily engages in research, development and sale of computer chip and intelligent chip products
Ownership	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)
Background	A PRC limited liability company Incorporated on October 10, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Plan to support the daily operations of Lixin Technology, no operations as of June 30, 2023
Ownership	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on March 4, 2021 Registered capital of RMB 195,747,000 (USD 30,000,000) A holding company
Ownership	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)
Background	A PRC limited liability company Incorporated on May 21, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023
Ownership	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)
Background	A PRC limited liability company Incorporated on May 26, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023
Ownership	100% owned by Shenzhen Hedao Cancelled in June 2023
MicroAlgo Inc. (“MicroAlgo”), previously known as Venus Acquisition Corporation [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	MicroAlgo Inc. (“MicroAlgo”), previously known as Venus Acquisition Corporation
Background	A Cayman company Incorporated on May 14, 2018 A holding company
Ownership	65.9% owned by WiMi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.
Background	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services
Ownership	100% owned by MicroAlgo
Fe-da Electronics Company Private Limited (“Fe-da Electronics”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Fe-da Electronics Company Private Limited (“Fe-da Electronics”)
Background	A Singapore company Incorporated on January 9, 2009 Capital of RMB 3,187,856 (USD 500,001) Primarily engages in customization of central processing units
Ownership	100% owned by VIYI Acquired in September 2020 Disoped in April 2023
Excel Crest Limited (“Excel Crest”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Excel Crest Limited (“Excel Crest”)
Background	A Hong Kong company Incorporated on September 10, 2020 Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of June 30, 2023
Ownership	100% owned by Fe-da Electronics Disoped in April 2023
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on November 18, 2020 Registered capital of RMB 191,271,000 (USD 30,000,000) A holding company
Ownership	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Background	A PRC limited liability company Incorporated on November 30, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Engages in providing software support services
Ownership	58% owned by VIYI Ltd
Wisdom Lab Inc. (“Wisdom Lab”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Wisdom Lab Inc. (“Wisdom Lab”)
Background	A Cayman Islands company Incorporated on May 6, 2021 Engages in software solution for intelligent chips
Ownership	Disposed in April 2023
Viwo Technology Limited. (“Viwo Tech”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Background	A Hong Kong company Incorporated on April 15, 2021 Engages in intelligent chips design
Ownership	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Background	A PRC limited liability company Incorporated on July 19, 2021 Registered capital of RMB 10,000,000 (USD 1,568,455)
Ownership	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Background	A PRC limited liability company Incorporated on March 18, 2019 Registered capital of RMB 20,000,000 (USD 3,136,910) Engages in R&D and application of intelligent visual algorithm technology
Ownership	99% owned by Weidong, 1% owned by SZ Weidong
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)
Background	A PRC limited liability company Registered capital of RMB 10,000,000 (USD 1,568,455) Incorporated on July 23, 2021 Engages in R &D and application of intelligent visual algorithm technology
Ownership	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Background	A PRC limited liability company Registered capital of RMB 1,000,000 (USD 156,846 ) Incorporated on June 22, 2021 Engages in E-commerce services and application of intelligent visual algorithm technology
Ownership	100% owned by Viwotong Tech
Weeto. Investment Pte. Ltd [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Weeto. Investment Pte. Ltd
Background	A Singapore company Incorporated on April 28, 2022 No operation as of June 30, 2023
Ownership	100% owned by WiMi Cayman
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Viru Technology Limited (“Viru”)
Background	A Hong Kong company Incorporated on April 15, 2021 Primarily engages in AR advertising services
Ownership	55% owned by WIMI HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)
Background	A PRC limited liability company Incorporated on August 26, 2022 Primarily engages in AR advertising services and no material operation as of June 30, 2023
Ownership	100% owned by Viru
Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)
Background	A PRC limited liability company Incorporated on March 27, 2023 Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Weidong
Beijing Younike Information Technology Co., Ltd. (“Younike”) [Member]
Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities [Line Items]
Name	Beijing Younike Information Technology Co., Ltd. (“Younike”)
Background	A PRC limited liability company Incorporated on July 22, 2022 Primarily engages in central processing algorithm in advertising industry
Ownership	100% owned by Viwotong Tech